Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay for Performance Table ($)

					Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1) (2)	Average Summary Compensation Table Total for non-CEO NEOs ($) (1)	Average Compensation Actually Paid to non-CEO NEOs ($) (1) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($ in 000s)	Company Selected Measure: EBITDA ($ in 000's) (5)
2022	3,940,844	4,513,915	809,646	830,482	172.43	116.77	66,496	113,405
2021	3,674,319	4,753,955	802,388	954,378	167.07	145.80	60,884	106,465
2020	2,060,334	3,391,471	532,887	742,814	146.39	117.56	49,343	90,227

(1)
The CEO for all periods presented is Mr. Bockhorst. The other NEOs for 2022 include Mr. Wrocklage, Ms. Stoll, Mr. Bergum and Ms. Bauer. For 2021 the other NEOs include Mr. Wrocklage, Ms. Stoll, Mr. Gregory M. Gomez, retired Vice President, Flow Instrumentation and International Utility Water and Mr. Bergum. For 2020 the other NEOs include Mr. Wrocklage, Ms. Stoll, Mr. Gomez and Mr. William J. Parisen, retired Vice President, Global Operations.
(2)
Compensation actually paid to the CEO for each year presented includes the summary compensation table total, less the grant date fair value of that year's stock and option awards, adjusted for the following equity compensation items. Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2022, (i) for restricted stock awards: $462,396 for the fair value as of the end of the year of awards granted during the year, $18,221 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $90,234 loss on vesting prior year awards; (ii) for performance share awards: $1,510,851 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $30,989 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remained unvested; (iii) for stock options: $82,778 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $61,680 loss on vesting prior awards.
b.
For 2021, (i) for restricted stock awards: $381,911 for the fair value as of the end of the year of new awards granted during the year, $154,250 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $57,555 gain on vesting prior year awards; (ii) for performance share awards: $1,336,902 fair value as of the end of the year at the projected vesting achievement of awards granted during the year; (iii) for stock options: $275,609 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $72,631 gain on vesting prior awards.
c.
For 2020, (i) for restricted stock awards: $469,077 for the fair value as of the end of the year of awards granted during the year, $408,898 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $15,101 gain on vesting prior year awards (ii) for stock options: $696,332 for the fair value as of the end of the year of awards granted during the year, $389,309 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $15,213 loss on vesting prior awards.
(3)
The average compensation actually paid to the non-CEO NEOs for each year presented includes the summary compensation table total average, less the average stock awards grant date fair value of current year grants, adjusted for the following equity compensation items (all representing averages):
a.
For 2022, (i) for restricted stock awards: $105,268 for the fair value as of the end of the year of awards granted during the year, $4,217 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $10,782 loss on vesting prior year awards (ii) for performance share awards: $105,377 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $3,210 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remain unvested; (i) for stock options: $11,758 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $9,611 loss on vesting prior awards.
b.
For 2021, (i) for restricted stock awards: $94,812 for the fair value as of the end of the year of new awards granted during the year, $25,200 gain as of the end of the year on awards that were granted in the prior year and remained unvested and $8,184 gain on vesting prior year awards (ii) for performance share awards: $142,338 fair value as of the end of the year at the projected vesting achievement of awards granted during the year; (iii) for stock options: $44,549 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $15,591 gain on vesting prior awards.
c.
For 2020, (i) for restricted stock awards: $72,450 for the fair value as of the end of the year of awards granted during the year, $60,853 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $717 loss on vesting prior year awards (ii) for stock options: $107,556 for the fair value as of the end of the year of awards granted during the year, $71,358 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $3,898 loss on vesting prior awards.
(4)
The peer group used for purposes of this disclosure is consistent with the peer group used in the respective years' Proxy Compensation Discussion and Analysis (CD&A). For 2022, the individual companies are listed within this Proxy CD&A. For 2021, it includes those same companies plus SPX Flow, Inc. which was subsequently acquired. For 2020, the companies include A. O. Smith, CIRCOR International, ESCO Technologies, Franklin Electric Co., Gormann-Rupp, Helios, Itron, Inc., Lindsay Corporation, Mueller Water Products, Northwest Pipe Co., Perma-Pipe, Rexnord Corporation and Watts Water Technologies.
(5)
We generally define EBITDA as GAAP net income plus interest, income taxes, depreciation and amortization.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The CEO for all periods presented is Mr. Bockhorst. The other NEOs for 2022 include Mr. Wrocklage, Ms. Stoll, Mr. Bergum and Ms. Bauer. For 2021 the other NEOs include Mr. Wrocklage, Ms. Stoll, Mr. Gregory M. Gomez, retired Vice President, Flow Instrumentation and International Utility Water and Mr. Bergum. For 2020 the other NEOs include Mr. Wrocklage, Ms. Stoll, Mr. Gomez and Mr. William J. Parisen, retired Vice President, Global Operations.

Peer Group Issuers, Footnote [Text Block]
(4)
The peer group used for purposes of this disclosure is consistent with the peer group used in the respective years' Proxy Compensation Discussion and Analysis (CD&A). For 2022, the individual companies are listed within this Proxy CD&A. For 2021, it includes those same companies plus SPX Flow, Inc. which was subsequently acquired. For 2020, the companies include A. O. Smith, CIRCOR International, ESCO Technologies, Franklin Electric Co., Gormann-Rupp, Helios, Itron, Inc., Lindsay Corporation, Mueller Water Products, Northwest Pipe Co., Perma-Pipe, Rexnord Corporation and Watts Water Technologies.

PEO Total Compensation Amount	$ 3,940,844	$ 3,674,319	$ 2,060,334
PEO Actually Paid Compensation Amount	$ 4,513,915	4,753,955	3,391,471
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid to the CEO for each year presented includes the summary compensation table total, less the grant date fair value of that year's stock and option awards, adjusted for the following equity compensation items. Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2022, (i) for restricted stock awards: $462,396 for the fair value as of the end of the year of awards granted during the year, $18,221 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $90,234 loss on vesting prior year awards; (ii) for performance share awards: $1,510,851 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $30,989 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remained unvested; (iii) for stock options: $82,778 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $61,680 loss on vesting prior awards.
b.
For 2021, (i) for restricted stock awards: $381,911 for the fair value as of the end of the year of new awards granted during the year, $154,250 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $57,555 gain on vesting prior year awards; (ii) for performance share awards: $1,336,902 fair value as of the end of the year at the projected vesting achievement of awards granted during the year; (iii) for stock options: $275,609 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $72,631 gain on vesting prior awards.
c.
For 2020, (i) for restricted stock awards: $469,077 for the fair value as of the end of the year of awards granted during the year, $408,898 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $15,101 gain on vesting prior year awards (ii) for stock options: $696,332 for the fair value as of the end of the year of awards granted during the year, $389,309 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $15,213 loss on vesting prior awards.

Non-PEO NEO Average Total Compensation Amount	$ 809,646	802,388	532,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 830,482	954,378	742,814
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The average compensation actually paid to the non-CEO NEOs for each year presented includes the summary compensation table total average, less the average stock awards grant date fair value of current year grants, adjusted for the following equity compensation items (all representing averages):
a.
For 2022, (i) for restricted stock awards: $105,268 for the fair value as of the end of the year of awards granted during the year, $4,217 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $10,782 loss on vesting prior year awards (ii) for performance share awards: $105,377 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $3,210 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remain unvested; (i) for stock options: $11,758 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $9,611 loss on vesting prior awards.
b.
For 2021, (i) for restricted stock awards: $94,812 for the fair value as of the end of the year of new awards granted during the year, $25,200 gain as of the end of the year on awards that were granted in the prior year and remained unvested and $8,184 gain on vesting prior year awards (ii) for performance share awards: $142,338 fair value as of the end of the year at the projected vesting achievement of awards granted during the year; (iii) for stock options: $44,549 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $15,591 gain on vesting prior awards.
c.
For 2020, (i) for restricted stock awards: $72,450 for the fair value as of the end of the year of awards granted during the year, $60,853 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $717 loss on vesting prior year awards (ii) for stock options: $107,556 for the fair value as of the end of the year of awards granted during the year, $71,358 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $3,898 loss on vesting prior awards.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Overall Pay Versus Performance

The following descriptions have been grouped together in providing information relevant to the relationships between CEO and other NEO average compensation actually paid (as defined) compared to the company's Total Shareholder Return (TSR), Net Income and EBITDA performance.

From 2020 to 2021, the percent increase in compensation actually paid (as defined) was 40% and 28% for the CEO and other NEOs, respectively. This compares to an increase in net income of 23%, an 18% improvement in EBITDA and a 14% TSR which indicates strong alignment. The 2020 actual compensation was impacted negatively by two primary items. First, as previously noted, the 2020 figures include the impact of a temporary 20% base salary reduction. In addition, no LTIP cash bonus was earned in 2020 based on the prior three year performance criteria. Together, these had the impact of modestly inflating the year-over-year percentage increase in compensation actually paid (as defined), which further reinforces the alignment of pay to performance.

From 2021 to 2022, the percent change in compensation actually paid (as defined) reflected a modest decrease of 5% and 13% for the CEO and other NEOs, respectively. This compares to an increase in net income of 9%, a 7% improvement in EBITDA and a 3% TSR. There is strong alignment in actual compensation and performance.

In summary, the company's compensation actually paid (as defined) appears strongly aligned with our performance and the economic interests of our shareholders.

Compensation Actually Paid vs. Net Income [Text Block]

Overall Pay Versus Performance

The following descriptions have been grouped together in providing information relevant to the relationships between CEO and other NEO average compensation actually paid (as defined) compared to the company's Total Shareholder Return (TSR), Net Income and EBITDA performance.

From 2020 to 2021, the percent increase in compensation actually paid (as defined) was 40% and 28% for the CEO and other NEOs, respectively. This compares to an increase in net income of 23%, an 18% improvement in EBITDA and a 14% TSR which indicates strong alignment. The 2020 actual compensation was impacted negatively by two primary items. First, as previously noted, the 2020 figures include the impact of a temporary 20% base salary reduction. In addition, no LTIP cash bonus was earned in 2020 based on the prior three year performance criteria. Together, these had the impact of modestly inflating the year-over-year percentage increase in compensation actually paid (as defined), which further reinforces the alignment of pay to performance.

From 2021 to 2022, the percent change in compensation actually paid (as defined) reflected a modest decrease of 5% and 13% for the CEO and other NEOs, respectively. This compares to an increase in net income of 9%, a 7% improvement in EBITDA and a 3% TSR. There is strong alignment in actual compensation and performance.

In summary, the company's compensation actually paid (as defined) appears strongly aligned with our performance and the economic interests of our shareholders.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Overall Pay Versus Performance

The following descriptions have been grouped together in providing information relevant to the relationships between CEO and other NEO average compensation actually paid (as defined) compared to the company's Total Shareholder Return (TSR), Net Income and EBITDA performance.

From 2020 to 2021, the percent increase in compensation actually paid (as defined) was 40% and 28% for the CEO and other NEOs, respectively. This compares to an increase in net income of 23%, an 18% improvement in EBITDA and a 14% TSR which indicates strong alignment. The 2020 actual compensation was impacted negatively by two primary items. First, as previously noted, the 2020 figures include the impact of a temporary 20% base salary reduction. In addition, no LTIP cash bonus was earned in 2020 based on the prior three year performance criteria. Together, these had the impact of modestly inflating the year-over-year percentage increase in compensation actually paid (as defined), which further reinforces the alignment of pay to performance.

From 2021 to 2022, the percent change in compensation actually paid (as defined) reflected a modest decrease of 5% and 13% for the CEO and other NEOs, respectively. This compares to an increase in net income of 9%, a 7% improvement in EBITDA and a 3% TSR. There is strong alignment in actual compensation and performance.

In summary, the company's compensation actually paid (as defined) appears strongly aligned with our performance and the economic interests of our shareholders.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Company and Peer TSR

As reflected in the above table, the company's TSR has outperformed the relevant peer group's TSR over the three year performance period which is reflective of the financial outperformance by the company compared to peers during the COVID pandemic, and in relation to competitors and peers in the challenged macro environment of supply chain and inflation dynamics of 2021 and 2022. In addition, the company has increased its annual dividend rate for 30 consecutive years, which is positively reflected in the TSR calculation which includes the reinvestment of dividends.

Tabular List [Table Text Block]

Other Performance Measures

Inclusive of the company selected financial performance measure included in the table above, the following performance measures are considered to be important in evaluating the link between executive compensation and company performance:

Other Performance Measures
EBITDA
Absolute free cash flow
Free cash flow conversion of net earnings
Return on invested capital

Total Shareholder Return Amount	$ 172.43	167.07	146.39
Peer Group Total Shareholder Return Amount	116.77	145.80	117.56
Net Income (Loss)	$ 66,496,000	$ 60,884,000	$ 49,343,000
Company Selected Measure Amount	113,405,000	106,465,000	90,227,000
PEO Name	Mr. Bockhorst	Mr. Bockhorst	Mr. Bockhorst
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]	(5) We generally define EBITDA as GAAP net income plus interest, income taxes, depreciation and amortization.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Absolute free cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow conversion of net earnings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital
PEO [Member] | Restricted Stock Awards for Fair Value as of End of Year of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 462,396	$ 381,911	$ 469,077
PEO [Member] | Restricted Stock Awards Gain as of End of Year on Awards Granted in Prior Year and Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,221	154,250	408,898
PEO [Member] | Restricted Stock Awards Gain (Loss) On Vesting Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,234)	57,555	15,101
PEO [Member] | Performance Share Awards Fair Value as of end of Year at Projected Vesting Achievement of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,510,851	1,336,902
PEO [Member] | Performance Share Awards Gain as of End of Year at Projected Vesting Achievement of Awards Granted in Prior Year and Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,989
PEO [Member] | Stock Options for Fair Value as of End of Year of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			696,332
PEO [Member] | Stock Options Gain as of End of Year on Awards Granted in Prior Year and Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	82,778	275,609	389,309
PEO [Member] | Stock Options Gain (Loss) On Vesting Prior Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,680)	72,631	(15,213)
Non-PEO NEO [Member] | Restricted Stock Awards for Fair Value as of End of Year of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	105,268	94,812	72,450
Non-PEO NEO [Member] | Restricted Stock Awards Gain as of End of Year on Awards Granted in Prior Year and Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,217	25,200	60,853
Non-PEO NEO [Member] | Restricted Stock Awards Gain (Loss) On Vesting Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,782)	8,184	(717)
Non-PEO NEO [Member] | Performance Share Awards Fair Value as of end of Year at Projected Vesting Achievement of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	105,377	142,338
Non-PEO NEO [Member] | Performance Share Awards Gain as of End of Year at Projected Vesting Achievement of Awards Granted in Prior Year and Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,210
Non-PEO NEO [Member] | Stock Options for Fair Value as of End of Year of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			107,556
Non-PEO NEO [Member] | Stock Options Gain as of End of Year on Awards Granted in Prior Year and Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,758	44,549	71,358
Non-PEO NEO [Member] | Stock Options Gain (Loss) On Vesting Prior Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,611)	$ 15,591	$ (3,898)